NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS	Sep. 30, 2023
September 30, 2023
NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Healthy Extracts Inc. (the “Company”) was incorporated in the State of Nevada on December 19, 2014 as Grey Cloak Tech Inc. On October 23, 2020, we changed our name from Grey Cloak Tech Inc. to Healthy Extracts Inc. to more accurately reflect our business. The Company has acquired BergaMet NA, LLC and Ultimate Brain Nutrients, LLC which market and sell health supplemental products.

On January 13, 2023 the Company entered into definitive agreement to acquire nutraceutical manufacturer, Hyperion, and its digital marketing affiliate, Online Publishing and Marketing.  The total purchase price for the acquisitions will be $1,750,000 in cash, $1,300,000 in the form of secured promissory notes, which will be due in twelve months once the purchase has occurred, and $1,250,000 worth of our common stock.

December 31, 2022
NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Healthy Extracts Inc. (the “Company”) was incorporated in the State of Nevada on December 19, 2014 as Grey Cloak Tech Inc. On October 23, 2020, we changed our name from Grey Cloak Tech Inc. to Healthy Extracts Inc. to more accurately reflect our business. The Company has acquired BergaMet NA, LLC and Ultimate Brain Nutrients, LLC which market and sell health supplemental products.